GENERAL AND ADMINISTRATION (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
GENERAL AND ADMINISTRATION
Personnel costs	$ 3,133,293	$ 1,276,650
External services	7,933,576	8,747,703
Share-based payments (Note 16)	1,893,447	965,097
Total general and administration	$ 12,960,316	$ 10,989,450